Long-Term Debt	12 Months Ended
Sep. 30, 2011
Long-Term Debt [Abstract]
Long-Term Debt
5	.	LONG-TERM DEBT

		Long-term debt consists of the following:

			September 30
			2011	2010

		Unsecured note payable, with variable interest rate based
		on 30-day LIBOR (0.24% at September 30, 2011) plus
		69 basis point spread, with provision for retirement on
		March 31, 2012	$15,000,000	$15,000,000
		Unsecured note payable, with variable interest rate based on
		three month LIBOR (0.37% at September 30, 2011) plus
		125 basis point spread, with provision for retirement on
		December 1, 2015	5,000,000	5,000,000
		Unsecured senior note payable, at 7.66%, with provision for
		retirement of $1,600,000 each year beginning December 1,
		2014 through December 1, 2018	8,000,000	8,000,000

		Total long-term debt	28,000,000	28,000,000
		Less current maturities	(15,000,000)	-

		Total long-term debt	$13,000,000	$28,000,000

The above debt obligations contain various provisions, including a minimum interest charge coverage ratio, limitations on debt as a percentage of total capitalization and a provision restricting the payment of dividends, primarily based on the earnings of the Company and dividends previously paid. The Company was in compliance with these provisions at September 30, 2011 and 2010. At September 30, 2011, approximately $13,865,000 of retained earnings was available for dividends.

The $15,000,000 unsecured variable rate note was originally scheduled to mature on December 1, 2010. In October 2010, the Company executed a modification of the note with the current lender under the same interest terms and covenants providing for the extension of the maturity date until March 31, 2012. The Company also has an interest rate swap related to the $15,000,000 note. The swap essentially converts the variable rate note into fixed rate debt with a 5.74% interest rate. The swap has a maturity date of November 30, 2015. The Company anticipates being able to extend the maturity date of the $15,000,000 note on an annual basis at terms comparable to the note currently in place so that the note and corresponding swap mature at the same time.

The Company also has an interest rate swap on its $5,000,000 variable rate note that converts the note into a fixed rate debt with a 5.79% effective interest rate. Both the variable rate note and the interest rate swap mature on December 1, 2015.

The aggregate annual maturities of long-term debt for the next five years ending after September 30, 2011 are as follows:

Year Ending
September 30	Maturities
2012	$15,000,000
2013	-
2014	-
2015	1,600,000
2016	6,600,000
Thereafter	4,800,000

Total	$28,000,000